Non-Controlling Interest (Details)	Dec. 31, 2021
Non-Controlling Interest (Details) [Line Items]
Percentage of capital stock acquired by subsidiary	99.41%
Grupo Simec, S.A.B. de C.V. [Member]
Non-Controlling Interest (Details) [Line Items]
Percentage of capital stock acquired by subsidiary	100.00%